Real Estate and Accumulated Depreciation - Summary of activity for real estate and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Real estate
Balances at beginning of year	$ 2,034,552	$ 2,036,649
Acquisition of real estate and development and improvements	124,679	71,710
Dispositions of real estate		(30,331)
Casualty impairments		(41,756)
Other	(270)	(1,720)
Balances at end of year	2,158,961	2,034,552
Accumulated depreciation
Balances at beginning of year	429,905	356,263
Depreciation expense	78,065	84,126
Dispositions of real estate		(4,060)
Casualty impairments		(5,602)
Other	(2,673)	(822)
Balances at end of year	$ 505,297	$ 429,905